Related-Party Disclosures - Schedule of Compensation of Key Management Personnel and Directors of the Company (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Salaries and other short-term employment benefits	$ 15.5	$ 13.9
Directors’ fees	0.7	0.7
Share-based compensation	36.8	9.0
Total compensation	$ 53.0	$ 23.6